Condensed Financial Information (Parent Company Only) - Narrative (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Cash Flow Statements, Captions [Line Items]
Proceeds from exercise of stock options	$ 648	$ 108	$ 108	$ 0	$ 106
Repayments of related party debt			0	15,250	0
Payment for tax withholding			700
Interest paid			$ 400
PH Group Holdings Corp.
Condensed Cash Flow Statements, Captions [Line Items]
Ownership percent			100.00%
Total Stockholders’ Equity attributable to Privia Health Group, Inc.
Condensed Cash Flow Statements, Captions [Line Items]
Proceeds from affiliates				20,000	15,400
Proceeds from exercise of stock options					100
Payments to affiliates					13,400
Cash decrease			$ 1,000
Total Stockholders’ Equity attributable to Privia Health Group, Inc. | APNA
Condensed Cash Flow Statements, Captions [Line Items]
Proceeds from affiliates					15,300
Repayments of related party debt				14,600
Interest expense, related party				5,100
Total Stockholders’ Equity attributable to Privia Health Group, Inc. | Funding for Related Parties
Condensed Cash Flow Statements, Captions [Line Items]
Payments to affiliates					13,300
Total Stockholders’ Equity attributable to Privia Health Group, Inc. | Related Party, Operating Expenses
Condensed Cash Flow Statements, Captions [Line Items]
Payments to affiliates				200	$ 100
Total Stockholders’ Equity attributable to Privia Health Group, Inc. | Other Related Party Notes
Condensed Cash Flow Statements, Captions [Line Items]
Interest expense, related party				$ 600